BALANCE SHEET - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Apr. 25, 2021
Current Assets
Cash	$ 161,924	$ 761,605
Prepaid insurance	511,509	511,509
Total current assets	673,433	1,273,114
Long-term prepaid insurance	273,630	401,507
Investments held in Trust Account	321,077,139	321,015,932
Total Assets	322,024,202	322,690,554
Current Liabilities
Accrued offering expenses		96,000
Due to Sponsor	102,667	102,667
Total current liabilities	102,667	198,667
Deferred underwriting fee payable	11,068,750	11,068,750
Total Liabilities	11,171,417	11,267,417
Class A ordinary shares; 31,625,000 shares subject to possible redemption at $10.15 per share	320,993,750	320,993,750
Preferred Stock - $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(10,141,756)	(9,571,405)
Total Stockholders’ Deficit	(10,140,965)	(9,570,614)
Total Liabilities, Class A Ordinary Shares subject to Possible Redemption and Stockholders’ Deficit	322,024,202	322,690,554
Common Class A [Member]
Current Liabilities
Common Stock, Value, Issued
Common Class B [Member]
Current Liabilities
Common Stock, Value, Issued	$ 791	$ 791